NATURE OF OPERATIONS (Details Textual)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 26, 2015 shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Working Capital Surplus (Deficit)		$ 9,204,368		$ 9,204,368		$ (128,361)		$ (781,378)
Stockholders' Equity Attributable to Parent		9,318,912		9,318,912		(50,439)	$ (710,982)	(774,626)	$ 471,822	$ (183,721)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		$ (2,418,910)	$ (630,689)	$ (3,641,241)	$ (790,197)	$ (2,489,137)	$ (1,429,108)	$ (1,433,485)	$ (914,046)
Stockholders' Equity, Reverse Stock Split				1-for-0.831105
Common Stock, Shares Authorized | shares		150,000,000		150,000,000		200,000,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares	50,000,000
Debt Instrument, Convertible, Conversion Ratio	3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%